Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, recurring basis, assets	$ 233,364	$ 18,779	$ 15,400